Bank Loans (Details)		12 Months Ended
	Feb. 14, 2020 USD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Apr. 09, 2020 USD ($)	Apr. 09, 2020 SGD ($)
Bank Loan [Line Items]
Loan agreement					5 years	5 years
Fixed interest rate		0.90%	4.60%	3.90%	3.00%	3.00%
Loan payable			$ 580,076
Interest expense		$ 45,935	$ 90,191	$ 112,022
DBSBank Ltd [Member]
Bank Loan [Line Items]
Weighted average effective interest rate		4.30%
Loan from DBS Bank [Member]
Bank Loan [Line Items]
Loan agreement					$ 3,650,434	$ 5,000,000
DBSBank Ltd [Member] | Revolving Credit Facility I [Member]
Bank Loan [Line Items]
Premium of insurance policy	$ 916,923